SCHEDULE OF IMPAIRMENT OF GOODWILL (Details) - USD ($)					3 Months Ended	12 Months Ended
	Aug. 17, 2020	Sep. 01, 2019	May 01, 2019	Apr. 01, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill, beginning balance						$ 8,548,608	$ 1,705,548
Goodwill recognized in connection with acquisition		$ 4,949,329	$ 1,269,731	$ 1,217,790
Impairment of goodwill							(593,790)
Goodwill, ending balance						8,761,725	8,548,608
J.P. Kush and Associates, Inc [Member]
Goodwill, beginning balance						8,045,263
Goodwill recognized in connection with acquisition					$ 988,767	716,462
Goodwill, ending balance					$ 9,750,492	8,761,725	$ 8,045,263
Previously Reported [Member]
Goodwill recognized in connection with acquisition	$ 716,462
Impairment of goodwill
Goodwill, ending balance						$ 9,265,070